Accounting Information and Policies - Summary of Geographical operations (Detail) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of geographical areas [line items]
Net sales	£ 12,163	£ 12,050	£ 10,485
Operating profit	3,691	3,559	2,841
Other finance income - hyperinflation adjustment	27	11	21
Net cash inflow from operating activities	4,086	4,177	£ 3,360
Net assets	11,713	£ 12,028
Venezuela [member]
Disclosure of geographical areas [line items]
Net sales	1
Other finance income - hyperinflation adjustment	18
Net cash inflow from operating activities	1
Net assets	69
Venezuela [member] | Reported if in compliance with requirement of IFRS [member]
Disclosure of geographical areas [line items]
Net sales	27
Operating profit	16
Other finance income - hyperinflation adjustment	458
Net cash inflow from operating activities	12
Net assets	£ 1,744